Derivative Instruments	12 Months Ended
Dec. 31, 2012
Derivative Instruments (Abstract)
Derivative Instruments
8.	Derivative Instruments

The Partnership had entered into fourteen interest rate swap agreements in order to mitigate the exposure from interest rate fluctuations. Nine of the Partnership's interest rate swap agreements under its $370,000 credit facility expired as of June 29, 2012 and one was terminated upon the disposal of the M/T Attikos and the M/T Aristofanis. During the year ended December 31, 2012, the Partnership terminated one interest rate swap agreement in full and one partially under its $350,000 credit facility. As of December 31, 2012 the Company holds interest rate swaps for the amount of $59,084.

All derivatives are carried at fair value on the consolidated balance sheet at each period end. Balances as of December 31, 2012 and 2011 are as follows:

December 31, 2012		December 31, 2011
Interest Rate Swaps	Total	Interest Rate Swaps	Total
Short-term liabilities	$467	$467	8,255	8,255

Long-term liabilities	$-	$-	$4,422	$4,422
	$467	$467	$12,677	$12,677

Tabular disclosure of derivative instruments is as follows:

Derivative Liabilities
Balance sheet location	As of December 31, 2012 Fair value	As of December 31, 2011 Fair value
Derivatives designated as hedging instruments - effective hedges
Derivative instruments long-term liabilities.	$-	$4,422
Derivative instruments short-term liabilities.	$100	839

Total derivatives not designated as hedging instruments - ineffective hedges
Derivative instruments short-term liabilities.	$367	7,416
Total Derivative Liabilities	$467	$12,677

The table below shows the effective portion of the hedging relationship of the Partnership's derivatives designated as hedging instruments  recognized in Other Comprehensive Income (“OCI”), the realized losses from net interest rate settlements transferred from OCI into the Partnership's consolidated statements of comprehensive (loss) / income and the amounts recognized in the consolidated statements of comprehensive (loss) / income arising from the hedging relationships not qualifying for hedge accounting for the years ended December 31, 2012, 2011 and 2010, respectively:

Derivatives designated in cash flow hedging relationships recognized in OCI (Effective Portion)	Change in Fair Value of hedging instrument recognized in OCI (Effective Portion)			Location of Gain/(loss) Reclassified into consolidated statements of comprehensive (loss) / income (Effective Portion)	Amount of Loss Reclassified from OCI into consolidated statements of comprehensive (loss) / income (Effective Portion)			Amount of Gain recorded in OCI (Effective Portion)			Location of Gain/(loss) Recognized in the consolidated statements of comprehensive (loss) / income (ineffective portion)	Amount of Gain/ (Loss) recognized the consolidated statements of comprehensive (loss) / income
	2012	2011	2010		2012	2011	2010	2012	2011	2010		2012	2011	2010
Interest rate swaps	(1,903)	(4,234)	(17,159)	Interest expense and finance cost	(12,665)	(21,752)	(21,585)	10,762	17,518	4,426	Gain on interest rate swap agreement	1,448	2,310	-

The Partnership follows the accounting guidance for derivative instruments which requires disclosure that establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:
Level 1: Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date;
Level 2: Inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly;
Level 3: Inputs are unobservable inputs for the asset or liability.

 The Partnership's interest rate swap agreements, entered into pursuant to its loan agreements, are based on LIBOR swap rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items. The fair values of the interest rate swap determined through Level 2 of the fair value hierarchy are derived principally from or corroborated by observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparable, interest rates, yield curves and other items that allow value to be determined. Fair value of the interest rate swaps is determined using a discounted cash flow method based on market-base LIBOR swap yield curves. The fair value of the Partnership's interest rate swaps is the estimated value of the swap agreements at the reporting date, taking into account current interest rates and the forward yield curve and the creditworthiness of the Partnership and its counterparties.

		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Derivatives	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2011	$(12,677)	—	$(12,677)	—
December 31, 2012	$(467)	—	$(467)	—

Following the partial prepayment of the Partnership's credit facilities in May 2012 (Note 7) resulting in the termination of one interest rate swap agreement, the disposal of the M/T Attikos and the M/T Aristofanis (Note 5) resulting in the termination of the one interest swap agreement amounting to $20,500 and the expiration of nine interest rate swap agreements in June 2012, the Partnership's interest rate swap agreements were reduced to three. As of December 31, 2012 the interest rate swap agreement as presented in the table below qualifies as a cash flow hedge and the changes in their fair value are recognized in accumulated other comprehensive loss.

Bank	Currency	Notional Amount	Fixed Rate	Trade date	Value date	Maturity date	Fair market value as of December 31, 2012
HSH Nordbank	USD	11,500	3.8950%	04.24.2008	04.30.2008	03.28.2013	100
Since March 31, 2012 and May 23, 2012 the interest rate swaps of $46,000 and $1,584 do not qualify as cash flow hedges and are presented in the table below. As a result the amount of $1,400 and $50, which was part of the Partnership's accumulated other comprehensive loss (“OCL”) as of March 31, 2012 and May 23, 2012 respectively, are attributable to ineffective hedges and are being amortized over their respective remaining term up to their maturity date March 27, 2013 and March 28, 2013, respectively in the Partnership's consolidated statements of consolidated statements of comprehensive (loss) / income by using the effective interest rate method.

Bank	Currency	Notional Amount	Fixed Rate	Trade date	Value date	Maturity date	Fair market value as of December 31, 2012
HSH Nordbank	USD	1,584	4.099%	08.14.2008	08.20.2008	03.28.2013	$14
HSH Nordbank	USD	46,000	3.5250%	03.25.2008	03.27.2008	03.27.2013	353
Total derivative instruments fair value							$367

For the year ended December 31, 2012 the Partnership recorded an expense of $1,087 from the above amortization.
The net result of the accumulated OCL amortization and the change of the fair value of certain interest rate swap agreements of $ 1,448 and $2,310 is presented under other non operating income (expense) net as a “Gain on interest rate swap agreement” in the Partnership's consolidated statements of comprehensive (loss) /  income for the years ended December 31, 2012 and 2011 respectively.